Trade receivables (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Non-Interest Bearing Trade Receivables
Trade receivables and contract assets are non-interest bearing. Trade receivables generally have 30-90 day payment terms.

	At December 31,
	2019	2020	2021
	(in thousands)
Trade receivables	$11,957	$20,537	$16,876
Contract assets	1,587	371	789
Provision for credit notes to be issued	(848)	(536)	(465)
Provisions on trade receivables	(2,719)	(2,724)	(2,789)
Net trade receivables	$9,977	$17,648	$14,411

Schedule of Movements in the Provision for Impairment of Receivables

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2019	$990	$1,051	$2,041	$352	$1,689
Effect of application of the IFRS IC decision on IAS 19	(326)	—	(326)	—	—
At January 1, 2019 restated	664	1,051	1,715	352	1,363
Arising (released) during the year	94	190	284	—	—
Effect of application of the IFRS IC decision on IAS 19	(8)	—	(8)	—	—
Released (used) during the year	(21)	(352)	(373)	—	—
Released (unused) during the year	—	(47)	(47)	—	—
At December 31, 2019	729	842	1,571	—	1,571
Arising (released) during the year	92	378	470	—	—
Effect of application of the IFRS IC decision on IAS 19	13	—	13	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	—	(411)	(411)	—	—
At December 31, 2020	834	809	1,643	89	1,554
Arising (released) during the year	(28)	850	822	—	—
Released (used) during the year	—	(90)	(90)	—	—
Released (unused) during the year	—	(238)	(238)	—	—
At December 31, 2021	$806	$1,331	$2,137	$—	$2,137

The movements in the provision for impairment of receivables were as follows:

	December 31,
	2019	2020	2021
	(in thousands)
At January 1,	$2,592	$2,719	$2,724
Charge for the year	515	47	65
Utilized amounts	(388)	—	—
Unutilized amounts	—	(42)	—
At year end	$2,719	$2,724	$2,789

Aging Analysis of Trade Receivables That Were Not Impaired
As at year end, the aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2019	$9,977	$6,265	$2,125	$130	$371	$1,086
At December 31, 2020	$17,648	$14,232	$2,879	$53	$—	$484
At December 31, 2021	$14,411	$13,587	$241	$—	$—	$583